United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries



Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title: Operations Manager
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, May 8, 2013
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None




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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $209,368 (x1000)

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									Form 13-F INFORMATION TABLE


Name of Issuer		Title of Class	CUSIP	 	Value 	 Shares/ 	SH/	Put/	Inv.	Other	Vtg. Auth.
<c>			 				X$1000 	 Prn. Amt 	PRN	Call	Disc	Mgrs	Sole

BARRICK GOLD CORP	com		067901108	 5,498 	 187,000 	SH		sole		 187,000
ARCH COAL INC		com		039380100	 6,204 	 1,142,456 	SH		sole		 1,142,456
ALCATEL-LUCENT sp adr	spons adr	013904305	 2,464 	 1,852,670 	SH		sole		 1,852,670
ALPHA NATURAL RESOURCES	com		02076X102	 9,733 	 1,185,505 	SH		sole		 1,185,505
AMKOR TECHNOLOGY INC	com		031652100	 6,732 	 1,683,100 	SH		sole		 1,683,100
ABRAXAS PETROLEUM CORP	com		003830106	 4,934 	 2,135,902 	SH		sole		 2,135,902
BP PLC-SPONS ADR	spons adr	055622104	 12,495  295,050 	SH		sole		 295,050
CELESTICA INC		sub vtg shs	15101Q108	 6,246 	 772,080 	SH		sole		 772,080
CLEARWIRE CORP-CLASS A	cl a		18538Q105	 7,966 	 2,458,660 	SH		sole		 2,458,660
CONOCOPHILLIPS		com		20825C104	 6,117 	 101,774 	SH		sole		 101,774
Conoco Phillips call 	call		20825C904	 154 	 250 		call	call	sole		 250
CALLON PETROLEUM CO	com		13123X102	 3,130 	 846,060 	SH		sole		 846,060
POWERSHARES DB AG	db ag		73936B408	 3,672 	 141,760 	SH		sole		 141,760
POWERSHARES DB BASE MET	db base met	73936B705	 5,703 	 325,170 	SH		sole		 325,170
FREEPORT-MCMORAN COPPER	com		35671D857	 7,607 	 229,810 	SH		sole		 229,810
Freeport McMoran call 	call		35671D907	 194 	 400 		call	call	sole		 400
FLEXTRONICS INTL LTD	ord		999900002	 7,598 	 1,123,930 	SH		sole		 1,123,930
MARKET VECTORS GOLD MIN	gold miner etf	57060U100	 5,734 	 151,500 	SH		sole		 151,500
MARKET VECTORS JR GlMin	jr gldminer etf	57060U589	 4,818 	 287,830 	SH		sole		 287,830
GOLD FIELDS SPONS ADR	spons etf 	38059T106	 3,758 	 484,860 	SH		sole		 484,860
GOLDCORP INC		com		380956409	 2,904 	 86,340 	SH		sole		 86,340
GENERAL MOTORS CO	com		37045V100	 4,486 	 161,235 	SH		sole		 161,235
General Motors call	call		37045V900	 137 	 300 		call	call	sole		 300
GOODYEAR TIRE & RUBBER 	com		382550101	 8,858 	 702,740 	SH		sole		 702,740
HYPERDYNAMICS CORP	com		448954107	 515 	 845,590 	SH		sole		 845,590
HEWLETT-PACKARD CO	com		428236103	 8,515 	 357,165 	SH		sole		 357,165
CHIPMOS TECHNOLOGIES 	shs		G2110R114	 25,613 1,922,904 	SH		sole		 1,922,904
INTEL CORP		com		458140100	 5,256 	 240,727 	SH		sole		 240,727
KINROSS GOLD CORP	com no par	496902404	 5,581 	 703,725 	SH		sole		 703,725
MARATHON OIL CORP	com		565849106	 6,547 	 194,144 	SH		sole		 194,144
Marathon Oilcall 	call		565849906	 154 	 300 		call	call	sole	 	 300
MICRON TECHNOLOGY INC	com		595112103	 8,911 	 893,370 	SH		sole		 893,370
SIBANYE GOLD- SPON ADR	spons adr	825724206	 650 	 114,962 	SH		sole		 114,962
TECK RESOURCES CLS B	cl b		878742204	 4,578 	 162,560 	SH		sole		 162,560
UNISYS CORP		com		909214306	 7,378 	 324,320 	SH		sole		 324,320
WARREN RESOURCES INC	com		93564A100	 8,528 	 2,652,540 	SH		sole		 2,652,540


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